Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

Note 24. Related Party Transactions

In the normal course of operations, the Group enters into transactions with related parties, which include affiliates in which the Group has a significant equity interest (10% or more) or has the ability to influence their operating and financing policies through significant shareholding, representation on the board of directors, corporate charter and/or bylaws.

The Group had the following transactions with its related parties:

Years ended December 31:	2024	2023	2022
Fee income	$—	$425	$1,191
Interest income	—	79	—
Other income	—	—	462
Dividends received	109	89	198
Royalty expenses	(673)	(778)	(682)
Fee expenses	—	(41)	(2,198)
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(679)	(886)	(4,914)

From time to time the Company and its subsidiaries have entered into arrangements with a related company to assist in complying with various regulations and requirements. These arrangements are implemented at cost and no economic benefit is received or accrued by the related party. Under these arrangements, as at December 31, 2024, there were balances amounting to $22,394 included in other receivables, which does not include amounts held for sale.

In addition, pursuant to this arrangement, during the year ended December 31, 2024, 2023 and 2022, the Group reimbursed such company $679, $886, and $4,914, respectively, at cost for expenses, primarily consisting of employee benefits and lease and office expenses.

The Group had royalty expenses of $673, $778, and $682, respectively, in the year ended December 31, 2024, 2023 and 2022 that were paid to a company in which it holds a minority interest and that is a subsidiary of the operator of the underlying mine.

Key management personnel

The Group’s key management personnel comprise the members of its board of directors, President, Chief Executive Officer and Chief Financial Officer of the Company. The remuneration of key management personnel of the Group on an accrual basis was as follows:

Years ended December 31:	2024	2023	2022
Short-term employee benefits*	$1,974	$1,760	$1,817
Post-employment benefits	160	148	142
Directors’ fees	399	529	666
Total	$2,533	$2,437	$2,625

*Net of salary and expenses.